Quarterly Data-Unaudited	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data-Unaudited
QUARTERLY DATA-UNAUDITED ($ in millions, except per share data)
Prior period quarterly data has been reclassified to reflect businesses identified as discontinued operations. Refer to Note 3 for information regarding these discontinued operations.

	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
2014:
Sales	$4,439.2	$4,783.5	$4,707.1	$5,224.2
Gross profit	2,286.7	2,491.1	2,452.3	2,662.5
Operating profit	738.1	875.5	866.2	866.8
Net earnings from continuing operations	544.8	667.4	681.3	649.6
Net earnings from discontinued operations	34.9	9.0	(0.7)	12.1
Net earnings	579.7	676.4	680.6	661.7
Net earnings per share from continuing operations:
Basic	$0.78	$0.95	$0.97	$0.92
Diluted	$0.76	$0.94	$0.95	$0.91
Net earnings per share from discontinued operations:
Basic	$0.05	$0.01	$—	$0.02
Diluted	$0.05	$0.01	$—	$0.02
Net earnings per share:
Basic	$0.83	$0.96	$0.97	$0.94
Diluted	$0.81	$0.95	$0.95	$0.92	*

2013:
Sales	$4,225.6	$4,534.1	$4,479.4	$5,044.0
Gross profit	2,166.0	2,346.0	2,289.1	2,540.9
Operating profit	677.0	804.8	783.8	854.9
Net earnings from continuing operations	652.8	592.3	577.4	768.1
Net earnings from discontinued operations	39.1	24.5	19.6	21.2
Net earnings	691.9	616.8	597.0	789.3
Net earnings per share from continuing operations:
Basic	$0.94	$0.85	$0.83	$1.10
Diluted	$0.92	$0.84	$0.81	$1.08
Net earnings per share from discontinued operations:
Basic	$0.06	$0.04	$0.03	$0.03	**
Diluted	$0.06	$0.03	$0.03	$0.03
Net earnings per share:
Basic	$1.00	$0.89	$0.86	$1.13	**
Diluted	$0.98	$0.87	$0.84	$1.11
*     Net earnings per share amount does not add due to rounding.
**     Net earnings per share amounts do not cross add to the full year amount due to rounding.